Incentive Compensation Units - Summary of Total Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation arrangement, allocated share-based compensation expense	$ 8,216	$ 4,106	$ 52,460	$ 8,312	$ 10,210	$ 27,924	$ 24,335
Employee service share-based compensation, compensation not yet recognized	47,573		47,573
General and Administrative
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation arrangement, allocated share-based compensation expense	6,880	4,008	47,151	8,059	$ 10,014	$ 23,758	$ 19,318
Property Management Expense
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation arrangement, allocated share-based compensation expense	1,336	98	5,309	253
Class B Units
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Employee service share-based compensation, compensation not yet recognized	0		0
Class B Units | General and Administrative
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation arrangement, allocated share-based compensation expense	0	4,008	11,998	8,059
Class B Units | Property Management Expense
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation arrangement, allocated share-based compensation expense	0	98	3	253
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Employee service share-based compensation, compensation not yet recognized	47,554		47,554
Restricted Stock Units (RSUs) | General and Administrative
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation arrangement, allocated share-based compensation expense	6,876	0	35,339	0
Restricted Stock Units (RSUs) | Property Management Expense
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation arrangement, allocated share-based compensation expense	1,336	0	5,356	0
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Employee service share-based compensation, compensation not yet recognized	19		19
Restricted Stock | General and Administrative
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation arrangement, allocated share-based compensation expense	4	0	(186)	0
Restricted Stock | Property Management Expense
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation arrangement, allocated share-based compensation expense	0	$ 0	(50)	$ 0
Restricted Stock and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Employee service share-based compensation, compensation not yet recognized	$ 47,573		$ 47,573
Share-based compensation arrangement, weighted average remaining contractual terms			1 year 9 months 2 days